CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 4,348	$ 4,411	$ (855)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for loan losses	2,509	1,539	1,319
Employee stock ownership plan expense	582	552	559
Equity incentive plan expense	860	746	757
Excess tax benefit from share-based compensation	(15)	(4)	(9)
Amortization of investment premiums and discounts, net	996	1,059	1,259
Amortization of loan premiums and discounts, net	1,821	1,419	1,473
Depreciation and amortization of premises and equipment	2,678	2,596	1,992
Amortization of core deposit intangible	601	613	220
Amortization of deferred debt issue costs	18	90	262
Net (gain) loss on sale of securities	(146)	(64)	1,155
Other-than-temporary impairment losses on securities	0	0	8
Net gain on derivatives	50	60	205
Deferred income tax provision (benefit)	(766)	1,183	(1,073)
Loans originated for sale	(29,228)	(16,255)	(46,239)
Proceeds from sale of loans held for sale	28,435	17,380	49,985
Net gain on sale of loans held for sale	(472)	(274)	(835)
Net gain on sale of loans held for investment	0	0	(201)
Net loss on sales or write-downs of other real estate owned	267	104	43
Increase in cash surrender value of bank-owned life insurance	(618)	(580)	(400)
Change in operating assets and liabilities:
Accrued interest receivable	(430)	168	42
Other assets	907	2,016	(609)
Accrued expenses and other liabilities	1,402	1,121	1,509
Net cash provided by operating activities	13,699	17,760	10,157
Cash flows from investing activities:
Purchases of available for sale securities	(45,360)	(36,216)	(54,671)
Proceeds from sales of available for sale securities	9,703	1,109	26,115
Proceeds from maturities of and principal repayments on available for sale securities	32,126	32,566	45,275
Purchases of Federal Home Loan Bank stock	(2,541)	0	0
Purchase of Federal Reserve Bank stock	(3,621)	0	0
Redemption of Federal Home Loan Bank stock	0	2,776	325
Loan principal collections (originations), net	(12,114)	59,185	13,585
Purchases of loans	(113,192)	(59,900)	(22,950)
Proceeds from sales of loans held for investment	0	0	3,189
Proceeds from sales of other real estate owned	384	1,357	1,314
Purchases of premises and equipment	(2,155)	(3,217)	(2,140)
Net cash paid for Newport acquisition	0	0	(8,935)
Net cash provided by (used in) investing activities	(136,770)	(2,340)	1,107
Cash flows from financing activities:
Net increase (decrease) in deposits	47,304	25,964	(8,836)
Net increase (decrease) in mortgagors' and investors' escrow accounts	(92)	386	7
Proceeds from Federal Home Loan Bank advances	147,728	29,000	63,000
Repayments of Federal Home Loan Bank advances, net of amortization of discount	(61,428)	(57,085)	(59,509)
Repayments of other borrowings, net of amortization of discount	0	0	(15,072)
Excess tax benefit from share-based compensation	15	4	9
Stock options exercised	715	367	94
Cash dividends on common stock	(1,914)	(1,475)	(1,227)
Common shares repurchased	(7,730)	(651)	(98)
Net cash provided by (used in) financing activities	124,598	(3,490)	(21,632)
Net change in cash and cash equivalents	1,527	11,930	(10,368)
Cash and cash equivalents at beginning of year	39,251	27,321	37,689
Cash and cash equivalents at end of year	40,778	39,251	27,321
Supplemental cash flow information:
Interest paid	8,873	8,306	8,335
Income taxes paid (received), net	1,846	(67)	1,562
Transfer of loans to other real estate owned	468	303	2,393
Stock options exercised by net-share settlement	2,563	190	0
In connection with the purchase acquisition:
Fair value of non-cash tangible assets acquired	0	0	408,392
Goodwill and core deposit intangibles	0	0	16,079
Fair value of liabilities assumed	0	0	385,431
Value of common shares issued	$ 0	$ 0	$ 30,105